Share-based payment - Summary of Outstanding Share Options, Strike Prices and Expiry Dates (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares
Common Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share options	5 years
Exit Options Granted, 2020 | Fair Value of Options Before the Change in Estimated Date of IPO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values of options | $	$ 9.07
Strike price | $ / shares	$ 7.11
Exit Options Granted, 2020 | Fair Value of Options Before the Change in Estimated Date of IPO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values of options | $	$ 8.27
Strike price | $ / shares	$ 11
Exit Options Granted, 2021 | Fair Value of Options Before the Change in Estimated Date of IPO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values of options | $	$ 11.47
Strike price | $ / shares	$ 19